CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Additional paid-in capital	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Noncontrolling Interest	Class A, Ordinary	Class B, Ordinary	Statutory Surplus Reserve	Paranovus Entertainment Technology Ltd shareholders Equity
Balance, shares at Mar. 31, 2021						30,481,580
Balance, amount at Mar. 31, 2021	$ 97,637,056	$ 26,545,384	$ 61,475,891	$ (913,621)	$ 2,891,396	$ 15,241	$ 0	$ 7,622,765	$ 94,745,660
Ordinary shares issued for cash, shares						32,940,000
Ordinary shares issued for cash, amount	18,877,600	18,861,130	0	0	0	$ 16,470	0	0	18,877,600
Ordinary shares issued for services, shares						1,478,103
Ordinary shares issued for services, amount	1,086,231	1,085,492	0	0	0	$ 739	0	0	1,086,231
Business acquisition(Note 12), shares						14,200,000
Business acquisition(Note 12), amount	11,310,540	7,379,220	0	0	3,924,220	$ 7,100	$ 0	0	7,386,320
Conversion of Class A Ordinary shares into Class B Ordinary shares, shares						(12,095,100)	12,095,100
Conversion of Class A Ordinary shares into Class B Ordinary shares, amount	0	0	0	0	0	$ (6,048)	$ 6,048	0	0
Net income (loss)	(54,020,081)	0	(49,190,610)	0	(4,829,471)	0	0	0	(49,190,610)
Foreign currency translation adjustments	2,523,258	0	0	5,220,157	(2,696,899)	0	0	0	5,220,157
Balance, amount at Mar. 31, 2022	77,414,604	53,871,226	12,285,281	4,306,536	(710,754)	$ 33,502	$ 6,048	7,622,765	78,125,358
Balance, shares at Mar. 31, 2022						67,004,583	12,095,100
Ordinary shares issued for cash, shares						3,000,000
Ordinary shares issued for cash, amount	6,000,000	5,970,000	0	0	0	$ 30,000	$ 0	0	6,000,000
Business acquisition(Note 12), shares						1,375,000
Business acquisition(Note 12), amount	7,081,250	7,067,500	0	0	0	$ 13,750	0	0	7,081,250
Net income (loss)	(72,187,116)	0	(71,738,874)	0	(448,242)	0	0	0	(71,738,874)
Foreign currency translation adjustments	(4,435,667)	0		(4,708,655)	272,988	$ 0	$ 0	0	(4,708,655)
Share consolidation, shares						(63,504,908)	(11,632,845)
Share consolidation, amount	0	0	0	0	0		$ 0	0	0
Convention of Class A Ordinary shares into Class B Ordinary shares, shares						(150,000)	150,000
Convention of Class A Ordinary shares into Class B Ordinary shares, amount	0	0	0	0	0	$ (75)	$ 75	0	0
Balance, amount at Mar. 31, 2023	13,873,071	66,908,726	(59,453,593)	(402,119)	(886,008)	$ 77,177	$ 6,123	7,622,765	14,759,079
Balance, shares at Mar. 31, 2023						7,724,675	612,255
Net income (loss)	3,757,255	0	3,558,388	0	198,867	$ 0	$ 0	0	3,558,388
Foreign currency translation adjustments	3,222,698	0	0	2,947,738	274,960	$ 0	0	0	2,947,738
Share cancellation, shares						(1,000,000)
Share cancellation, amount	(2,000,000)	(1,990,000)	0	0	0	$ (10,000)	0	0	(2,000,000)
Discontinued operations - disposal	(13,684,579)	0	(6,061,814)	0	0	0	0	(7,622,765)	(13,684,579)
Balance, amount at Mar. 31, 2024	$ 5,168,445	$ 64,918,726	$ (61,957,019)	$ 2,545,619	$ (412,181)	$ 67,177	$ 6,123	$ 0	$ 5,580,626
Balance, shares at Mar. 31, 2024						6,724,675	612,255